CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 1,667,800	$ 5,852,363
Accounts receivable, net of allowance for credit losses of $0 and $75,000 at September 30, 2025 and 2024, respectively	237,400	328,252
Inventories	84,102	432,725
Prepaid expenses and other current assets	242,153	756,185
Current assets of discontinued operations	6,971	678,146
Total current assets	2,238,426	8,047,671
Property and equipment, net	242,720	458,895
Noncurrent assets of discontinued operations		94,337
Other assets:
Restricted cash	750,000	750,000
Security deposit	2,977
Intangible assets		2,698,975
Operating right of use asset	193,249	739,162
Deferred offering costs	1,010,069
Total assets	4,437,441	12,789,040
Current liabilities:
Accounts payable and accrued liabilities	2,258,376	1,737,366
Operating lease liability, current	193,250	545,912
Deferred revenue	12,285	58,785
Current liabilities of discontinued operations		56,061
Total current liabilities	2,463,911	2,398,124
Long term accrued liabilities	31,467	31,467
Deferred revenue, long term		194,000
Operating lease liability, long term		193,249
Deferred tax liability, net		684,115
Warrants classified as a liability	370	320,000
Total liabilities	2,495,748	3,820,955
Commitments and contingencies (Note G)
BNB Plus Corp. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized; -0- shares issued and outstanding as of September 30, 2025 and 2024
Common stock, par value $0.001 per share; 200,000,000 shares authorized as of September 30, 2025 and 2024; 1,662,601 and 13,755 shares issued and outstanding as of September 30, 2025 and 2024, respectively	1,663	14
Additional paid in capital	381,463,459	318,815,358
Accumulated deficit	(379,160,375)	(309,672,755)
BNB Plus Corp., Inc. stockholders' equity	2,304,747	9,142,617
Noncontrolling interest	(363,054)	(174,532)
Total equity	1,941,693	8,968,085
Total liabilities and equity	4,437,441	12,789,040
Series A Preferred stock
BNB Plus Corp. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized; -0- shares issued and outstanding as of September 30, 2025 and 2024
Series B Preferred stock
BNB Plus Corp. stockholders' equity:
Preferred stock, par value $0.001 per share; 10,000,000 shares authorized; -0- shares issued and outstanding as of September 30, 2025 and 2024